DEFERRED TAX ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Tax Assets And Liabilities [Abstract]
DEFERRED TAX ASSETS
26.	DEFERRED TAX ASSETS

The principal components of the deferred income tax assets and liabilities are as follows:

	Tax losses	Fair value change of financial instruments	Unrealized gain on inter- company sales	Depreciation of solar parks	Total
	Thousand US$	Thousand US$	Thousand US$	Thousand US$	Thousand US$
At January 1, 2018	1,151	12,283	8,606	(1,324)	20,716
Deferred tax assets	1,151	12,283	8,606	1,460	23,500
Deferred tax liabilities	—	—	—	2,784	2,784
Credit (charge) to profit or loss	(377)	5,226	1,772	1,393	8,014
Reclassified to held-for-sale	—	—	—	186	186
Exchange differences	28	213	216	(150)	307
At December 31, 2018	802	17,722	10,594	105	29,223
Deferred tax assets	802	17,722	10,594	3,264	32,382
Deferred tax liabilities	—	—	—	3,159	3,159
Credit (charge) to profit or loss	112	(17,786)	(4,458)	1,687	(20,445)
Disposal of Subsidiaries	—	—	—	1,101	1,101
Exchange differences	221	191	126	(35)	503
At December 31, 2019	1,135	127	6,262	2,858	10,382
Deferred tax assets	1,135	127	6,262	5,202	12,726
Deferred tax liabilities	—	—	—	2,344	2,344

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority. The deferred tax asset has not been recognized on the basis that its recovery is not probable in the foreseeable future.

Below is a breakdown of the deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets were recognized:

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Deductible temporary differences	16,350	22,883
Unused tax losses	98,786	122,474
Unused tax credits	3,068	6,164
Total	118,204	151,521

As at December 31, 2019, unused tax losses amount to 71.2million which can be carried forward indefinitely and 51.3million which can be carried up to a specified period.

Below is a breakdown of the unused tax losses by expiry date for which no deferred tax assets were recognized:

In millions
2019.12.31
2020	—
2021	0.1
2022	2.8
2023	2.3
2024	2.1
Thereafter	44.0
Total	51.3